UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: May 18, 2016 to June 17, 2016

Commission File Number of issuing entity: 333-180779-20

Central Index Key Number of issuing entity: 0001656047

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

Central Index Key Number of depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541557

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001102113

Bank of America, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548567

CIBC Inc.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548405

Starwood Mortgage Funding III LLC

(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3979833
38-3979834
38-3979835
38-7143623

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑SB			X
A‑2			X
A‑3			X
A‑4			X
X-A			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On June 17, 2016 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following tables present the delinquency and loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on June 17, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	59	833,335,246.24
30-59	0	0.00
60-89	0	0.00
90-120	0	0.00
121+	0	0.00
Total	59	833,335,246.24

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	0	N/A

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, CIBC Inc., or Starwood Mortgage Funding III LLC (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from May 18, 2016 to June 17, 2016.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on May 12, 2016. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on May 6, 2016. The CIK number of Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G on May 13, 2016. The CIK number of CIBC Inc. is 0001548567.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G on February 5, 2016.  The CIK number of Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC is 0001548405.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On March 31, 2016, RAIT Preferred Funding II LTD. (“Rait”) commenced a complaint (“Complaint”) with the Supreme Court of the State of New York, County of New York (the “Court”), claiming it owns $18,500,000 of a mortgage loan secured by the development of the One Congress Street Property in Boston, Massachusetts (the “Loan”) and seeking (a) a declaratory judgment stating that Rait is the directing lender under a co-lender agreement dated March 28, 2007 and a pooling and servicing agreement dated March 1, 2007 (collectively, the “Operative Agreements”) and was the directing lender at the time of the improper modification of the Loan (the “Modification”), (b) a declaratory judgment stating that Rait has the right to terminate the special servicer, (c) monetary damages for the value of the bonds and fees paid to CWCAM as the special servicer of the Loan and (d) other things. On May 17, 2016, CWCAM filed a motion to dismiss the Complaint (“Motion to Dismiss”) stating that the Complaint did not state a claim and the essential facts of the Complaint are negated by affidavits and evidentiary materials submitted with the Complaint. There can be no assurances as to the outcome of this Motion to Dismiss or the Complaint or the possible impact on CWCAM. However, CWCAM believes that it has performed its obligations under the Operative Agreements in good faith, and disputes Rait’s allegations and it intends to vigorously contest such allegations.

Item 6. Significant Obligors of Pool Assets.

The 535-545 Fifth Avenue mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $4,454,540.00, a year-to-date figure for the period of January 1, 2016 through March 31, 2016.

Item 9. Other Information

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	5/17/2016	0.00
Current Distribution Date:	6/17/2016	0.00

*REO Account Balance
Prior Distribution Date:	5/17/2016	0.00
Current Distribution Date:	6/17/2016	0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	5/17/2016	3,136.32
Current Distribution Date:	6/17/2016	3,245.49
Interest Reserve Account Balance
Prior Distribution Date:	5/17/2016	0.00
Current Distribution Date:	6/17/2016	0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	5/17/2016	0.00
Current Distribution Date:	6/17/2016	0.00

TA Unused Fees Account Balance
Prior Distribution Date:	5/17/2016	0.00
Current Distribution Date:	6/17/2016	0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27, relating to the June 17, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/ George Kok

George Kok, President

Date: June 27, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27, relating to the June 17, 2016 distribution.